Notes Payable (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 22, 2011	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2011
Notes payable
Number of shares of preferred stock that can be purchased by warrants			45,468
Aggregate maturities of all term notes (amounts exclude unamortized discount)
2014			$ 1,411,236
2015			4,935,260		4,935,260
Total			6,346,496		10,398,262	15,000,000
Series D preferred stock warrants
Notes payable
Warrants term		10 years
Number of shares of preferred stock that can be purchased by warrants		29,889
Exercise price of warrants (in dollars per share)		$ 27.60			$ 27.60
Estimated fair value of the preferred stock warrants		680,625			680,625
Senior notes | Secured debt | 2011 Credit Facility
Notes payable
Maximum borrowing capacity	15,000,000	15,000,000					15,000,000
Period over which monthly payments of principal and interest of loan will be made	33 months	33 months
Interest rate (as a percent)	8.85%	8.85%					8.85%
Additional interest payment to be included in final payment		300,000
Effective interest rate (as a percent)	9.49%	9.49%					9.49%
Warrants term	10 years
Unamortized debt discount			176,548
Debt discount accreted to interest expense			136,125	136,125	181,500	181,500
Debt issuance costs	$ 140,000	$ 140,000
Loan term		45 months			45 months